MML SERIES INVESTMENT FUND

Supplement dated January 13, 2012 to the

Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for the MML Income & Growth Fund found on page 74 under the heading Investment Objective:

The Fund seeks long-term total return and current income.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE